Fixed Income Securities, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                January 29, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:                  Advisor's Disciplined Trust 108
                            333-136952   CIK #1373546

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on January 28, 2008.

                                Very truly yours,


                                FIXED INCOME SECURITIES, INC.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                      Senior Vice President





DMS #2050955